OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2016	2015

Royalties - IIA payable	$938	$655
Commissions to distributors	333	395
Accrued expenses	810	440

	$2,081	$1,490